Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 153.7	$ 265.4
Restricted cash and cash equivalents	2.5	140.4
Restricted cash and cash equivalents - Asbestos	126.4	59.0
Restricted short-term investments - Asbestos	7.1	6.0
Accounts and other receivables, net of allowance for doubtful accounts of US$2.1 million and US$2.3 million as of 31 March 2013 and 31 March 2012, respectively	143.4	137.7
Inventories	172.1	179.8
Prepaid expenses and other current assets	19.2	18.8
Insurance receivable - Asbestos	22.2	19.9
Workers' compensation - Asbestos	0.9	0.5
Deferred income taxes	24.9	15.9
Deferred income taxes - Asbestos	18.6	23.0
Total current assets	691.0	866.4
Restricted cash and cash equivalents	2.5	3.5
Property, plant and equipment, net	658.9	674.7
Insurance receivable - Asbestos	209.4	208.6
Workers' compensation - Asbestos	60.7	83.4
Deferred income taxes	20.6	11.1
Deferred income taxes - Asbestos	434.1	421.5
Other assets	30.4	40.8
Total assets	2,107.6	2,310.0
Current liabilities:
Accounts payable and accrued liabilities	98.1	92.6
Current portion of long-term debt - Asbestos		30.9
Accrued payroll and employee benefits	44.0	45.4
Accrued product warranties	6.6	7.4
Income taxes payable	6.0	81.7
Asbestos liability	135.0	125.3
Workers' compensation - Asbestos	0.9	0.5
Other liabilities	26.7	19.3
Total current liabilities	317.3	403.1
Deferred income taxes	95.4	100.5
Accrued product warranties	20.5	19.6
Asbestos liability	1,558.7	1,537.3
Workers' compensation - Asbestos	60.7	83.4
Other liabilities	36.8	39.7
Total liabilities	2,089.4	2,183.6
Commitments and contingencies (Note 13)
Shareholders' equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorised; 441,644,484 shares issued at 31 March 2013 and 437,175,963 shares issued at 31 March 2012	227.3	224.0
Additional paid-in capital	101.1	67.6
Accumulated deficit	(357.6)	(214.6)
Accumulated other comprehensive income	47.4	49.4
Total shareholders' equity	18.2	126.4
Total liabilities and shareholders' equity	$ 2,107.6	$ 2,310.0